Property, Plant and Equipment, Net	6 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 7 – Property, plant and equipment, net

Property, plant and equipment consist of the following:

	Useful	September 30,	March 31,
	life	2019	2019
		(unaudited)
Machinery	10 years	$632,683	$658,043
Electric equipment	3~5 years	143,084	138,338
Office equipment	5 years	74,097	78,917
Vehicles	4 years	176,335	122,969
Leasehold improvement	3~10 years	1,571,909	906,060
Less: Accumulated depreciation		(838,201)	(745,429)
		$1,759,907	$1,158,898